Other employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Other Employee Benefits [Abstract]
Disclosure of detailed information about other employee benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2023	Dec. 31, 2022
Opening defined benefit obligation	$87,216	$128,843
Current service cost[1]	2,815	4,656
Curtailment (note 7d)	-	(1,801)
Interest cost	4,456	3,940
Attribution period changes (note 7d)	-	(3,179)
Effects of movements in exchange rates	2,299	(6,074)
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	502	-
Arising from changes in financial assumptions	9,250	(36,058)
Arising from experience adjustments	(637)	(516)
Benefits paid	(2,741)	(2,595)
Closing defined benefit obligation	$103,160	$87,216

Disclosure of detailed information about other employee benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Active members	$36,871	$28,734
Inactive members	66,289	58,482
Closing defined benefit obligation	$103,160	$87,216

Disclosure of detailed information about changes in fair value of assets of other employee benefits plan [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Employer contributions	$2,741	$2,595
Benefits paid	(2,741)	(2,595)
Closing fair value of assets	$-	$-

Disclosure of detailed information about net benefit liability for other employee benefits [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Unfunded benefit obligation	$103,160	$87,216
Vacation accrual and other - non-current	2,532	2,607
Net liability	$105,692	$89,823

Disclosure of detailed information about other employee benefits plan [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Other employee benefits liability - current (note 16)	$3,843	$3,483
Other employee benefits liability - non-current	101,849	86,340
Net liability	$105,692	$89,823

Disclosure of detailed information about employee future benefit expense [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Current service cost [1]	$2,815	$2,855
Net interest cost	4,456	3,940
Components recognized in consolidated income statements	$7,271	$6,795

Disclosure of detailed information about remeasurement of other long term employee benefits [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Remeasurement on the net defined benefit liability:
Actuarial losses arising from changes in demographic assumptions	$502	$-
Actuarial losses (gains) arising from changes in financial assumptions	9,250	(36,058)
Actuarial gains arising from changes experience adjustments	(637)	(516)
Components recognized in statements of comprehensive income	$9,115	$(36,574)

Total other employee future benefit cost	$(16,386)	$29,779

Disclosure of detailed information about other employee benefit plan, assumptions used [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit cost:
Discount rate	5.27%	3.30%
Initial weighted average health care trend rate	5.92%	6.00%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.4	20.4
Females	23.8	23.7

	Dec. 31, 2023	Dec. 31, 2022
Defined benefit obligation:
Discount rate	4.64%	5.27%
Initial weighted average health care trend rate	5.82%	5.92%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.5	20.4
Females	23.9	23.8
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	22.4	22.3
Females	25.6	25.5